Condensed Balance Sheets (unaudited) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash			$ 100
Total Current Assets			100
TOTAL ASSETS			100
Current Liabilities
A/P & Accrued Expenses	2,900	10,913
Due to related party	15,806	2,156
Total Current Liabilities		13,069
TOTAL LIABILITIES	18,706	13,069
STOCKHOLDERS' DEFICIT
Common Stock, $0.001 Par Value Authorized Common Stock 75,000,000 shares at $0.001 Issued and Outstanding 8,000,000 Common Shares at June 30, 2018, December 31, 2017 and December 31, 2016	8,000	8,000	8,000
Additional Paid In Capital
Accumulated Deficit	(26,706)	(21,069)	(7,900)
TOTAL STOCKHOLDERS' DEFICIT	(18,706)	(13,069)	100
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)			$ 100